Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 21, 2012
Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMPX

Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund
Allianz RCM Mid-Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Allianz RCM Mid-Cap Fund Class P	0.87%	none	0.01%	0.88%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Allianz RCM Mid-Cap Fund Class P	90	281	488	1,084

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 133%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index
(between $0.04 billion and $20.4 billion as of December 31, 2011).
The Fund normally invests primarily in equity securities of
U.S. companies. The portfolio managers ordinarily look for
companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity
securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and
may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose
money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. The Fund's Class P shares were not outstanding during the time periods shown. Although Class P shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class P performance would be lower than Institutional Class performance because of the different expenses paid by Class P shares of the
Fund. Performance information shown in the Average Annual Total
Returns table for Class P shares is based on the performance of the
Fund's Institutional Class shares, adjusted to reflect certain fees and expenses that are expected to be paid by Class P shares. These adjustments generally result in estimated performance results for the Class P that are lower than the actual results of Institutional
Class due to the higher fees and expenses paid by Class P. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 20.35% Lowest 10/01/2008-12/31/2008 -26.56%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz RCM Mid-Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class P	Class P	(6.49%)	3.05%	4.03%	13.25%	Nov 6, 1979
Institutional	Institutional Class - Before Taxes	(6.40%)	3.15%	4.13%	13.37%	Nov 6, 1979
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(6.87%)	2.98%	3.53%	9.07%	Nov 6, 1979
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(3.56%)	2.68%	3.32%	9.36%	Nov 6, 1979
Russell Midcap Index	Russell Midcap Index	(1.55%)	1.41%	6.99%	12.85%	Nov 6, 1979
Russell Midcap Growth Index	Russell Midcap Growth Index	(1.65%)	2.44%	5.29%	11.83%	Nov 6, 1979
Lipper Mid-Cap Growth Funds Average	Lipper Mid-Cap Growth Funds Average	(4.30%)	2.19%	4.36%	11.02%	Nov 6, 1979

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 21, 2012
Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Mid-Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 133%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment
		performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
		Examples show what your costs would be based on these assumptions.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of
medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index
(between $0.04 billion and $20.4 billion as of December 31, 2011).
The Fund normally invests primarily in equity securities of
U.S. companies. The portfolio managers ordinarily look for
companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity
securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most
		recent fiscal year end, it may do so at any time.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging
Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and
may lower investment performance). Please see "Summary of Principal
Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose
money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government
		agency.
Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's
Institutional Class shares. The Fund's Class P shares were not outstanding during the time periods shown. Although Class P shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class P performance would be lower than Institutional Class performance because of the different expenses paid by Class P shares of the
Fund. Performance information shown in the Average Annual Total
Returns table for Class P shares is based on the performance of the
Fund's Institutional Class shares, adjusted to reflect certain fees and expenses that are expected to be paid by Class P shares. These adjustments generally result in estimated performance results for the Class P that are lower than the actual results of Institutional
Class due to the higher fees and expenses paid by Class P. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
		www.allianzinvestors.com for more current performance information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the Information risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2009-06/30/2009 20.35% Lowest 10/01/2008-12/31/2008 -26.56%
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class
		shares only. After-tax returns for other share classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund | Russell Midcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund | Russell Midcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund | Lipper Mid-Cap Growth Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(26.29%)
Annual Return 2003	rr_AnnualReturn2003	28.65%
Annual Return 2004	rr_AnnualReturn2004	14.71%
Annual Return 2005	rr_AnnualReturn2005	9.89%
Annual Return 2006	rr_AnnualReturn2006	7.35%
Annual Return 2007	rr_AnnualReturn2007	14.27%
Annual Return 2008	rr_AnnualReturn2008	(41.74%)
Annual Return 2009	rr_AnnualReturn2009	48.47%
Annual Return 2010	rr_AnnualReturn2010	26.24%
Annual Return 2011	rr_AnnualReturn2011	(6.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.56%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979
Allianz RCM Mid-Cap Fund (Prospectus Summary) | Allianz RCM Mid-Cap Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 6, 1979